SUPPLEMENT TO THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

                     CREDIT SUISSE GLOBAL FIXED INCOME FUND

The following information supersedes certain information in the fund's Prospectuses and Statement of Additional Information.

The Credit Suisse Global Fixed Income Team is responsible for the day-to-day management of the fund. The team currently consists of John de Garis, Joanne Gilbert and Kam Poon. Sheila Huang is no longer a member of the team.


Dated:  January 5, 2007                                        16-0107
                                                               for
                                                               BONDFUNDS-PRO-CMN
                                                               GFI-PRO-LOAD
                                                               2007-001